Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Municipal Trust
Entity Central Index Key	0000035373
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z
Trading Symbol	FMNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 1 Year (1-2 Y) Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, underweights in certain general obligation bonds backed by the states of California, Massachusetts and Washington, as well as New York City, also added value given that these higher-quality securities lagged the index this period.
•An overweight in the resource recovery sector and larger-than-index exposure to higher-yielding industrial variable rate demand notes further boosted the relative result.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve was inverted most of the period, meaning the bonds' yields rose more and their prices declined more as they approached maturity.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2023 through December 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,264 Fidelity Conservative Income Municipal Bond Composite Index℠ $10,000 $10,251 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,285 Bloomberg Municipal Bond Index $10,000 $10,522 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 3.36% 3.75% Fidelity Conservative Income Municipal Bond Composite Index℠ 3.10% 3.51% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 2.71% 3.48% Bloomberg Municipal Bond Index 1.05% 3.89% A From May 25, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,545,901,136
Holdings Count | shares	506
Advisory Fees Paid, Amount	$ 3,085,409
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,545,901,136
Number of Holdings	506
Total Advisory Fee	$3,085,409
Portfolio Turnover	73%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 19.5 General Obligations 16.7 Resource Recovery 12.0 Industrial Development 11.8 Transportation 8.5 Health Care 6.8 Housing 6.7 Electric Utilities 6.6 Others(Individually Less Than 5%) 11.4 100.0 AAA 12.6 AA 19.9 A 38.5 BBB 18.8 Not Rated 5.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.6 AA - 19.9 A - 38.5 BBB - 18.8 Not Rated - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.2 California 9.6 Florida 8.9 Pennsylvania 6.8 Illinois 6.0
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class A
Trading Symbol	FMNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 1 Year (1-2 Y) Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, underweights in certain general obligation bonds backed by the states of California, Massachusetts and Washington, as well as New York City, also added value given that these higher-quality securities lagged the index this period.
•An overweight in the resource recovery sector and larger-than-index exposure to higher-yielding industrial variable rate demand notes further boosted the relative result.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve was inverted most of the period, meaning the bonds' yields rose more and their prices declined more as they approached maturity.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2023 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,850 $10,097 Fidelity Conservative Income Municipal Bond Composite Index℠ $10,000 $10,251 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,285 Bloomberg Municipal Bond Index $10,000 $10,522 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 1.50% sales charge) 1.57% 2.54% Class A (without 1.50% sales charge) 3.11% 3.51% Fidelity Conservative Income Municipal Bond Composite Index℠ 3.10% 3.51% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 2.71% 3.48% Bloomberg Municipal Bond Index 1.05% 3.89% A From May 25, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,545,901,136
Holdings Count | shares	506
Advisory Fees Paid, Amount	$ 3,085,409
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,545,901,136
Number of Holdings	506
Total Advisory Fee	$3,085,409
Portfolio Turnover	73%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 19.5 General Obligations 16.7 Resource Recovery 12.0 Industrial Development 11.8 Transportation 8.5 Health Care 6.8 Housing 6.7 Electric Utilities 6.6 Others(Individually Less Than 5%) 11.4 100.0 AAA 12.6 AA 19.9 A 38.5 BBB 18.8 Not Rated 5.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.6 AA - 19.9 A - 38.5 BBB - 18.8 Not Rated - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.2 California 9.6 Florida 8.9 Pennsylvania 6.8 Illinois 6.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Conservative Income Municipal Bond Fund
Class Name	Fidelity Flex® Conservative Income Municipal Bond Fund
Trading Symbol	FUEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Conservative Income Municipal Bond Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Municipal Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 1 Year (1-2 Y) Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, underweights in certain general obligation bonds backed by the states of California, Massachusetts and Washington, as well as New York City, also added value given that these higher-quality securities lagged the index this period.
•An overweight in the resource recovery sector and larger-than-index exposure to higher-yielding industrial variable rate demand notes further boosted the relative result.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve was inverted most of the period, meaning the bonds' yields rose more and their prices declined more as they approached maturity.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 12, 2017 through December 31, 2024. Initial investment of $10,000. Fidelity Flex® Conservative Income Municipal Bond Fund $10,000 $10,008 $10,185 $10,428 $10,583 $10,630 $10,683 $11,094 Fidelity Flex Conservative Income Municipal Bond Composite Index℠ $10,000 $9,991 $10,152 $10,354 $10,480 $10,502 $10,503 $10,860 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $9,960 $10,133 $10,383 $10,565 $10,598 $10,478 $10,833 Bloomberg Municipal Bond Index $10,000 $10,045 $10,174 $10,940 $11,510 $11,685 $10,689 $11,373 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Conservative Income Municipal Bond Fund 3.53% 1.95% 1.94% Fidelity Flex Conservative Income Municipal Bond Composite Index℠ 3.10% 1.58% 1.58% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 2.71% 1.39% 1.49% Bloomberg Municipal Bond Index 1.05% 0.99% 1.94% A From October 12, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 202,487,816
Holdings Count | shares	359
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$202,487,816
Number of Holdings	359
Total Advisory Fee	$0
Portfolio Turnover	67%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 22.0 General Obligations 16.9 Resource Recovery 10.8 Industrial Development 10.7 Housing 8.8 Health Care 7.3 Transportation 6.7 Electric Utilities 6.6 Others(Individually Less Than 5%) 10.2 100.0 AAA 13.5 AA 20.8 A 35.9 BBB 18.7 Not Rated 8.5 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 13.5 AA - 20.8 A - 35.9 BBB - 18.7 Not Rated - 8.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 16.1 Florida 8.1 Pennsylvania 7.5 California 7.2 New York 6.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class I
Trading Symbol	FROGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

.•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. An overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the state of California and New York City, further aided the relative return.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to the fund's performance versus the index.
•Pricing factors meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Exposure to municipal private-activity bonds issued for a wood pellet company to fund a project in Mississippi also hurt, as the company declared Chapter 11 bankruptcy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 1, 2018 through December 31, 2024. Initial investment of $10,000. Class I $10,000 $10,269 $11,125 $11,630 $11,951 $10,725 $11,480 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,286 $11,126 $11,754 $11,953 $10,824 $11,561 Bloomberg Municipal Bond Index $10,000 $10,267 $11,040 $11,616 $11,792 $10,787 $11,477 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 1.58% 0.95% 2.27% Bloomberg 3+ Year Municipal Bond Index 0.88% 0.95% 2.27% Bloomberg Municipal Bond Index 1.05% 0.99% 2.19% A From March 1, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,644,604,098
Holdings Count | shares	1,404
Advisory Fees Paid, Amount	$ 19,980,904
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,644,604,098
Number of Holdings	1,404
Total Advisory Fee	$19,980,904
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.1 Transportation 23.0 Health Care 16.0 Special Tax 10.8 Education 9.9 Others(Individually Less Than 5%) 12.2 100.0 AAA 4.9 AA 33.8 A 41.6 BBB 9.5 BB 1.6 B 0.6 CCC,CC,C 0.0 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.9 AA - 33.8 A - 41.6 BBB - 9.5 BB - 1.6 B - 0.6 CCC,CC,C - 0.0 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 13.6 New York 9.3 Pennsylvania 7.1 New Jersey 7.0 Texas 5.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Municipal Income Fund
Class Name	Fidelity Flex® Municipal Income Fund
Trading Symbol	FUENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Municipal Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. For the same reason, an overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the New York Transitional Finance Authority Future Tax Secured Revenue, also aided the relative return.
•Pricing factors meaningfully boosted relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund had more interest-rate sensitivity than the index, as measured by its longer duration, which modestly detracted from the relative result as municipal bond yields moved higher.
•Exposure to municipal private activity bonds issued for a wood pellet company to fund a project in Mississippi also detracted, as the company declared Chapter 11 bankruptcy.
•An overweight to bonds issued for the state of Connecticut hurt as well.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 12, 2017 through December 31, 2024. Initial investment of $10,000. Fidelity Flex® Municipal Income Fund $10,000 $10,081 $10,153 $10,992 $11,409 $11,672 $10,665 $11,438 Bloomberg Municipal Bond Index $10,000 $10,045 $10,174 $10,940 $11,510 $11,685 $10,689 $11,373 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Municipal Income Fund 2.31% 1.26% 2.20% Bloomberg Municipal Bond Index 1.05% 0.99% 1.94% A From October 12, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 877,047,080
Holdings Count | shares	1,145
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$877,047,080
Number of Holdings	1,145
Total Advisory Fee	$0
Portfolio Turnover	10%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 25.0 Transportation 19.1 Education 10.8 Health Care 10.1 Special Tax 10.1 Housing 7.0 Others(Individually Less Than 5%) 17.9 100.0 AAA 7.0 AA 35.6 A 33.6 BBB 10.1 BB 0.7 B 0.2 CCC,CC,C 0.1 Not Rated 3.2 Short-Term Investments and Net Other Assets (Liabilities) 9.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.0 AA - 35.6 A - 33.6 BBB - 10.1 BB - 0.7 B - 0.2 CCC,CC,C - 0.1 Not Rated - 3.2 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 9.9 New York 9.1 Pennsylvania 6.0 New Jersey 5.7 California 5.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class C
Trading Symbol	FKISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.50%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

.•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. An overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the state of California and New York City, further aided the relative return.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to the fund's performance versus the index.
•Pricing factors meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Exposure to municipal private-activity bonds issued for a wood pellet company to fund a project in Mississippi also hurt, as the company declared Chapter 11 bankruptcy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 1, 2018 through December 31, 2024. Initial investment of $10,000. Class C $10,000 $10,187 $10,926 $11,310 $11,509 $10,227 $10,842 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,286 $11,126 $11,754 $11,953 $10,824 $11,561 Bloomberg Municipal Bond Index $10,000 $10,267 $11,040 $11,616 $11,792 $10,787 $11,477 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) -0.33% -0.02% 1.29% Class C 0.66% -0.02% 1.29% Bloomberg 3+ Year Municipal Bond Index 0.88% 0.95% 2.27% Bloomberg Municipal Bond Index 1.05% 0.99% 2.19% A From March 1, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,644,604,098
Holdings Count | shares	1,404
Advisory Fees Paid, Amount	$ 19,980,904
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,644,604,098
Number of Holdings	1,404
Total Advisory Fee	$19,980,904
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.1 Transportation 23.0 Health Care 16.0 Special Tax 10.8 Education 9.9 Others(Individually Less Than 5%) 12.2 100.0 AAA 4.9 AA 33.8 A 41.6 BBB 9.5 BB 1.6 B 0.6 CCC,CC,C 0.0 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.9 AA - 33.8 A - 41.6 BBB - 9.5 BB - 1.6 B - 0.6 CCC,CC,C - 0.0 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 13.6 New York 9.3 Pennsylvania 7.1 New Jersey 7.0 Texas 5.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class Z
Trading Symbol	FIWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the fiscal year.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Underweights in bonds backed by the higher-rated states, including California, Washington and Massachusetts, further contributed.
•Pricing factors boosted relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, holdings in bonds from Pittsburgh Technical College, which declared bankruptcy during the reporting period, detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through December 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,111 $10,537 $10,886 $10,932 $10,451 $10,867 Bloomberg 1-6 Year Municipal Bond Index $10,000 $10,119 $10,527 $10,859 $10,897 $10,510 $10,904 Bloomberg Municipal Bond Index $10,000 $10,167 $10,933 $11,503 $11,678 $10,682 $11,366 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 2.38% 1.09% 1.72% Bloomberg 1-6 Year Municipal Bond Index 1.86% 1.08% 1.69% Bloomberg Municipal Bond Index 1.05% 0.99% 2.24% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,616,258,868
Holdings Count | shares	992
Advisory Fees Paid, Amount	$ 5,232,813
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,616,258,868
Number of Holdings	992
Total Advisory Fee	$5,232,813
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 30.8 Transportation 21.4 Health Care 16.0 Electric Utilities 7.2 Special Tax 6.5 Housing 5.9 Education 5.3 Others(Individually Less Than 5%) 6.9 100.0 AAA 11.6 AA 41.8 A 37.2 BBB 5.6 BB 0.6 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 11.6 AA - 41.8 A - 37.2 BBB - 5.6 BB - 0.6 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.2 New York 10.9 Illinois 7.4 California 4.5 Georgia 4.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Limited Term Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity® Limited Term Municipal Income Fund
Trading Symbol	FSTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Municipal Income Fund	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the fiscal year.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Underweights in bonds backed by the higher-rated states, including California, Washington and Massachusetts, further contributed.
•Pricing factors boosted relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, holdings in bonds from Pittsburgh Technical College, which declared bankruptcy during the reporting period, detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Limited Term Municipal Income Fund $10,000 $10,118 $10,073 $10,309 $10,440 $10,877 $11,241 $11,281 $10,778 $11,192 $11,453 Bloomberg 1-6 Year Municipal Bond Index $10,000 $10,146 $10,147 $10,340 $10,520 $10,944 $11,289 $11,329 $10,927 $11,337 $11,547 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Limited Term Municipal Income Fund 2.33% 1.04% 1.37% Bloomberg 1-6 Year Municipal Bond Index 1.86% 1.08% 1.45% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,616,258,868
Holdings Count | shares	992
Advisory Fees Paid, Amount	$ 5,232,813
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,616,258,868
Number of Holdings	992
Total Advisory Fee	$5,232,813
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 30.8 Transportation 21.4 Health Care 16.0 Electric Utilities 7.2 Special Tax 6.5 Housing 5.9 Education 5.3 Others(Individually Less Than 5%) 6.9 100.0 AAA 11.6 AA 41.8 A 37.2 BBB 5.6 BB 0.6 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 11.6 AA - 41.8 A - 37.2 BBB - 5.6 BB - 0.6 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.2 New York 10.9 Illinois 7.4 California 4.5 Georgia 4.4
Fidelity Minnesota Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Minnesota Municipal Income Fund
Class Name	Fidelity® Minnesota Municipal Income Fund
Trading Symbol	FIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Minnesota Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Minnesota Municipal Income Fund	$ 48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the state-specific index, the Bloomberg Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index, for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, overweights in the health care and housing sectors aided the relative result, given that each outpaced the state index.
•An underweight in high-quality sectors general obligation sectors, including securities backed by the state, also added value.
•In contrast, an overweight in higher education bonds detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Minnesota Municipal Income Fund $10,000 $10,300 $10,308 $10,776 $10,847 $11,619 $12,159 $12,244 $11,330 $11,898 $12,041 Bloomberg Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index $10,000 $10,300 $10,273 $10,766 $10,902 $11,656 $12,253 $12,356 $11,490 $12,037 $12,103 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Minnesota Municipal Income Fund 1.20% 0.72% 1.87% Bloomberg Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index 0.55% 0.76% 1.93% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 530,559,746
Holdings Count | shares	350
Advisory Fees Paid, Amount	$ 2,352,143
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$530,559,746
Number of Holdings	350
Total Advisory Fee	$2,352,143
Portfolio Turnover	26%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.6 Health Care 28.4 Housing 11.0 Education 10.9 Transportation 5.1 Others(Individually Less Than 5%) 7.0 100.0 AAA 14.3 AA 44.4 A 26.5 BBB 11.5 BB 0.5 Not Rated 1.6 Short-Term Investments and Net Other Assets (Liabilities) 1.2 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 14.3 AA - 44.4 A - 26.5 BBB - 11.5 BB - 0.5 Not Rated - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class M
Trading Symbol	FLUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

.•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. An overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the state of California and New York City, further aided the relative return.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to the fund's performance versus the index.
•Pricing factors meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Exposure to municipal private-activity bonds issued for a wood pellet company to fund a project in Mississippi also hurt, as the company declared Chapter 11 bankruptcy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 1, 2018 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,847 $10,642 $11,100 $11,381 $10,191 $10,884 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,286 $11,126 $11,754 $11,953 $10,824 $11,561 Bloomberg Municipal Bond Index $10,000 $10,267 $11,040 $11,616 $11,792 $10,787 $11,477 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 4.00% sales charge) -2.64% -0.09% 1.46% Class M (without 4.00% sales charge) 1.42% 0.73% 2.06% Bloomberg 3+ Year Municipal Bond Index 0.88% 0.95% 2.27% Bloomberg Municipal Bond Index 1.05% 0.99% 2.19% A From March 1, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,644,604,098
Holdings Count | shares	1,404
Advisory Fees Paid, Amount	$ 19,980,904
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,644,604,098
Number of Holdings	1,404
Total Advisory Fee	$19,980,904
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.1 Transportation 23.0 Health Care 16.0 Special Tax 10.8 Education 9.9 Others(Individually Less Than 5%) 12.2 100.0 AAA 4.9 AA 33.8 A 41.6 BBB 9.5 BB 1.6 B 0.6 CCC,CC,C 0.0 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.9 AA - 33.8 A - 41.6 BBB - 9.5 BB - 1.6 B - 0.6 CCC,CC,C - 0.0 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 13.6 New York 9.3 Pennsylvania 7.1 New Jersey 7.0 Texas 5.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class Z
Trading Symbol	FIWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

.•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. An overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the state of California and New York City, further aided the relative return.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to the fund's performance versus the index.
•Pricing factors meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Exposure to municipal private-activity bonds issued for a wood pellet company to fund a project in Mississippi also hurt, as the company declared Chapter 11 bankruptcy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through December 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,169 $11,028 $11,551 $11,884 $10,669 $11,435 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,178 $11,010 $11,631 $11,828 $10,711 $11,440 Bloomberg Municipal Bond Index $10,000 $10,167 $10,933 $11,503 $11,678 $10,682 $11,366 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 1.77% 1.08% 2.46% Bloomberg 3+ Year Municipal Bond Index 0.88% 0.95% 2.32% Bloomberg Municipal Bond Index 1.05% 0.99% 2.24% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,644,604,098
Holdings Count | shares	1,404
Advisory Fees Paid, Amount	$ 19,980,904
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,644,604,098
Number of Holdings	1,404
Total Advisory Fee	$19,980,904
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.1 Transportation 23.0 Health Care 16.0 Special Tax 10.8 Education 9.9 Others(Individually Less Than 5%) 12.2 100.0 AAA 4.9 AA 33.8 A 41.6 BBB 9.5 BB 1.6 B 0.6 CCC,CC,C 0.0 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.9 AA - 33.8 A - 41.6 BBB - 9.5 BB - 1.6 B - 0.6 CCC,CC,C - 0.0 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 13.6 New York 9.3 Pennsylvania 7.1 New Jersey 7.0 Texas 5.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity® Conservative Income Municipal Bond Fund
Trading Symbol	FMNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Municipal Bond Fund	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 1 Year (1-2 Y) Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, underweights in certain general obligation bonds backed by the states of California, Massachusetts and Washington, as well as New York City, also added value given that these higher-quality securities lagged the index this period.
•An overweight in the resource recovery sector and larger-than-index exposure to higher-yielding industrial variable rate demand notes further boosted the relative result.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve was inverted most of the period, meaning the bonds' yields rose more and their prices declined more as they approached maturity.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Conservative Income Municipal Bond Fund $10,000 $10,042 $10,073 $10,184 $10,343 $10,550 $10,642 $10,647 $10,676 $11,067 $11,432 Fidelity Conservative Income Municipal Bond Composite Index℠ $10,000 $10,035 $10,073 $10,164 $10,327 $10,533 $10,661 $10,684 $10,685 $11,047 $11,390 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,061 $10,091 $10,184 $10,361 $10,617 $10,803 $10,836 $10,714 $11,077 $11,377 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Conservative Income Municipal Bond Fund 3.30% 1.62% 1.35% Fidelity Conservative Income Municipal Bond Composite Index℠ 3.10% 1.58% 1.31% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 2.71% 1.39% 1.30% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,545,901,136
Holdings Count | shares	506
Advisory Fees Paid, Amount	$ 3,085,409
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,545,901,136
Number of Holdings	506
Total Advisory Fee	$3,085,409
Portfolio Turnover	73%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 19.5 General Obligations 16.7 Resource Recovery 12.0 Industrial Development 11.8 Transportation 8.5 Health Care 6.8 Housing 6.7 Electric Utilities 6.6 Others(Individually Less Than 5%) 11.4 100.0 AAA 12.6 AA 19.9 A 38.5 BBB 18.8 Not Rated 5.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.6 AA - 19.9 A - 38.5 BBB - 18.8 Not Rated - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.2 California 9.6 Florida 8.9 Pennsylvania 6.8 Illinois 6.0
Fidelity Advisor Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class A
Trading Symbol	FHUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

.•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. An overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the state of California and New York City, further aided the relative return.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to the fund's performance versus the index.
•Pricing factors meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Exposure to municipal private-activity bonds issued for a wood pellet company to fund a project in Mississippi also hurt, as the company declared Chapter 11 bankruptcy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 1, 2018 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,838 $10,631 $11,086 $11,364 $10,173 $10,862 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,286 $11,126 $11,754 $11,953 $10,824 $11,561 Bloomberg Municipal Bond Index $10,000 $10,267 $11,040 $11,616 $11,792 $10,787 $11,477 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 4.00% sales charge) -2.73% -0.12% 1.41% Class A (without 4.00% sales charge) 1.32% 0.70% 2.02% Bloomberg 3+ Year Municipal Bond Index 0.88% 0.95% 2.27% Bloomberg Municipal Bond Index 1.05% 0.99% 2.19% A From March 1, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,644,604,098
Holdings Count | shares	1,404
Advisory Fees Paid, Amount	$ 19,980,904
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,644,604,098
Number of Holdings	1,404
Total Advisory Fee	$19,980,904
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.1 Transportation 23.0 Health Care 16.0 Special Tax 10.8 Education 9.9 Others(Individually Less Than 5%) 12.2 100.0 AAA 4.9 AA 33.8 A 41.6 BBB 9.5 BB 1.6 B 0.6 CCC,CC,C 0.0 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.9 AA - 33.8 A - 41.6 BBB - 9.5 BB - 1.6 B - 0.6 CCC,CC,C - 0.0 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 13.6 New York 9.3 Pennsylvania 7.1 New Jersey 7.0 Texas 5.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Pennsylvania Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Pennsylvania Municipal Income Fund
Class Name	Fidelity® Pennsylvania Municipal Income Fund
Trading Symbol	FPXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Pennsylvania Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pennsylvania Municipal Income Fund	$ 47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg Pennsylvania Enhanced Municipal Bond Index for the fiscal year.
•This included an overweight in lower-rated investment-grade municipal securities - primarily health care and higher education credits - that outperformed as credit spreads tightened.
•General obligation bonds and securities issued by the Puerto Rico Commonwealth Aqueducts and Sewers Authority also benefited from spread tightening, lifting the fund's performance as well.
•An underweight in high-quality Pennsylvania Turnpike Commission bonds also aided the relative return.
•Pricing factors boosted relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund had more interest-rate sensitivity (as measured by its slightly longer duration) than the index, which modestly hurt performance as bond yields rose.
•Exposure to bonds from Pittsburgh Technical College, which declared bankruptcy, and Butler Health, a health care system that was hurt by deteriorating cash flows, also detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Pennsylvania Municipal Income Fund $10,000 $10,333 $10,368 $10,929 $11,020 $11,870 $12,382 $12,667 $11,444 $12,174 $12,395 Bloomberg Pennsylvania Enhanced Municipal Bond Index $10,000 $10,358 $10,385 $10,998 $11,162 $12,066 $12,718 $12,950 $11,786 $12,559 $12,722 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Pennsylvania Municipal Income Fund 1.82% 0.87% 2.17% Bloomberg Pennsylvania Enhanced Municipal Bond Index 1.30% 1.06% 2.44% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 390,533,747
Holdings Count | shares	209
Advisory Fees Paid, Amount	$ 1,685,340
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$390,533,747
Number of Holdings	209
Total Advisory Fee	$1,685,340
Portfolio Turnover	17%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 23.6 Education 17.6 Transportation 17.0 General Obligations 10.7 Water & Sewer 9.3 Housing 7.5 Others(Individually Less Than 5%) 14.3 100.0 AA 28.9 A 50.8 BBB 4.2 BB 2.7 B 2.6 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 6.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AA - 28.9 A - 50.8 BBB - 4.2 BB - 2.7 B - 2.6 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 6.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual expense cap was removed during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's contractual expense cap was removed during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class I
Trading Symbol	FMNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 1 Year (1-2 Y) Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, underweights in certain general obligation bonds backed by the states of California, Massachusetts and Washington, as well as New York City, also added value given that these higher-quality securities lagged the index this period.
•An overweight in the resource recovery sector and larger-than-index exposure to higher-yielding industrial variable rate demand notes further boosted the relative result.
•In contrast, the fund's exposure to three- and four-year bonds detracted versus the index, as this part of the yield curve was inverted most of the period, meaning the bonds' yields rose more and their prices declined more as they approached maturity.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2023 through December 31, 2024. Initial investment of $10,000. Class I $10,000 $10,261 Fidelity Conservative Income Municipal Bond Composite Index℠ $10,000 $10,251 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,285 Bloomberg Municipal Bond Index $10,000 $10,522 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 3.30% 3.70% Fidelity Conservative Income Municipal Bond Composite Index℠ 3.10% 3.51% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 2.71% 3.48% Bloomberg Municipal Bond Index 1.05% 3.89% A From May 25, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,545,901,136
Holdings Count | shares	506
Advisory Fees Paid, Amount	$ 3,085,409
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,545,901,136
Number of Holdings	506
Total Advisory Fee	$3,085,409
Portfolio Turnover	73%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 19.5 General Obligations 16.7 Resource Recovery 12.0 Industrial Development 11.8 Transportation 8.5 Health Care 6.8 Housing 6.7 Electric Utilities 6.6 Others(Individually Less Than 5%) 11.4 100.0 AAA 12.6 AA 19.9 A 38.5 BBB 18.8 Not Rated 5.8 Short-Term Investments and Net Other Assets (Liabilities) 4.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.6 AA - 19.9 A - 38.5 BBB - 18.8 Not Rated - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.2 California 9.6 Florida 8.9 Pennsylvania 6.8 Illinois 6.0
Fidelity Michigan Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Michigan Municipal Income Fund
Class Name	Fidelity® Michigan Municipal Income Fund
Trading Symbol	FMHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Michigan Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Michigan Municipal Income Fund	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the state-specific index, the Bloomberg Michigan Enhanced Municipal Bond Index, for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser degree, overweights in the health care and higher education sectors aided the relative result, given that these lower-quality sectors outpaced the state index.
•Underweights in high-quality sectors, particularly general obligation bonds and water & sewer securities, also added value.
•In contrast, overweights in airport and transportation bonds detracted from the relative result.
•An overweight in tobacco bonds, which lagged the state index partly due to their heightened interest-rate sensitivity, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Michigan Municipal Income Fund $10,000 $10,361 $10,344 $10,921 $11,019 $11,808 $12,411 $12,602 $11,445 $12,131 $12,368 Bloomberg Michigan Enhanced Municipal Bond Index $10,000 $10,375 $10,400 $10,980 $11,191 $12,032 $12,708 $12,892 $11,767 $12,516 $12,672 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Michigan Municipal Income Fund 1.95% 0.93% 2.15% Bloomberg Michigan Enhanced Municipal Bond Index 1.24% 1.04% 2.40% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 463,034,140
Holdings Count | shares	283
Advisory Fees Paid, Amount	$ 1,978,776
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$463,034,140
Number of Holdings	283
Total Advisory Fee	$1,978,776
Portfolio Turnover	17%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 25.9 Health Care 20.3 Transportation 14.2 Education 11.4 Housing 9.6 Electric Utilities 5.1 Others(Individually Less Than 5%) 13.5 100.0 AAA 3.7 AA 42.6 A 34.0 BBB 7.9 BB 1.7 Not Rated 7.3 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.7 AA - 42.6 A - 34.0 BBB - 7.9 BB - 1.7 Not Rated - 7.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Ohio Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Ohio Municipal Income Fund
Class Name	Fidelity® Ohio Municipal Income Fund
Trading Symbol	FOHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Ohio Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Ohio Municipal Income Fund	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg Ohio Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality investment-grade municipal securities - primarily health care and higher education credits - that outperformed as credit spreads tightened. For the same reason, an overweight in bonds from the Puerto Rico Commonwealth Aqueducts and Sewers Authority added value.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also helped.
•Pricing factors boosted relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, an overweight in lower-coupon tobacco bonds and lower-coupon health care securities that trailed the index due partly to their heightened interest-rate sensitivity, detracted from relative performance.
•The fund had a modestly longer duration (more interest-rate sensitivity) than the index, which also detracted as certain market rates shifted higher over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Ohio Municipal Income Fund $10,000 $10,424 $10,443 $11,072 $11,115 $11,902 $12,412 $12,600 $11,517 $12,141 $12,382 Bloomberg Ohio Enhanced Municipal Linked Index $10,000 $10,434 $10,487 $11,117 $11,238 $12,032 $12,690 $12,841 $11,742 $12,428 $12,545 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Ohio Municipal Income Fund 1.98% 0.79% 2.16% Bloomberg Ohio Enhanced Municipal Linked Index 0.94% 0.84% 2.29% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 485,982,041
Holdings Count | shares	278
Advisory Fees Paid, Amount	$ 2,084,485
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$485,982,041
Number of Holdings	278
Total Advisory Fee	$2,084,485
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 34.6 Education 17.1 General Obligations 9.7 Special Tax 7.2 Water & Sewer 6.7 Housing 5.0 Others(Individually Less Than 5%) 19.7 100.0 AAA 11.2 AA 34.1 A 26.1 BBB 16.4 BB 0.9 Not Rated 7.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 11.2 AA - 34.1 A - 26.1 BBB - 16.4 BB - 0.9 Not Rated - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class A
Trading Symbol	FASHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the fiscal year.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Underweights in bonds backed by the higher-rated states, including California, Washington and Massachusetts, further contributed.
•Pricing factors boosted relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, holdings in bonds from Pittsburgh Technical College, which declared bankruptcy during the reporting period, detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,725 $9,799 $9,732 $9,927 $10,019 $10,403 $10,719 $10,727 $10,210 $10,584 $10,803 Bloomberg 1-6 Year Municipal Bond Index $10,000 $10,146 $10,147 $10,340 $10,520 $10,944 $11,289 $11,329 $10,927 $11,337 $11,547 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 2.75% sales charge) -0.73% 0.20% 0.78% Class A (without 2.75% sales charge) 2.07% 0.76% 1.06% Bloomberg 1-6 Year Municipal Bond Index 1.86% 1.08% 1.45% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,616,258,868
Holdings Count | shares	992
Advisory Fees Paid, Amount	$ 5,232,813
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,616,258,868
Number of Holdings	992
Total Advisory Fee	$5,232,813
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 30.8 Transportation 21.4 Health Care 16.0 Electric Utilities 7.2 Special Tax 6.5 Housing 5.9 Education 5.3 Others(Individually Less Than 5%) 6.9 100.0 AAA 11.6 AA 41.8 A 37.2 BBB 5.6 BB 0.6 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 11.6 AA - 41.8 A - 37.2 BBB - 5.6 BB - 0.6 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.2 New York 10.9 Illinois 7.4 California 4.5 Georgia 4.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Limited Term Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class M
Trading Symbol	FTSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the fiscal year.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Underweights in bonds backed by the higher-rated states, including California, Washington and Massachusetts, further contributed.
•Pricing factors boosted relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, holdings in bonds from Pittsburgh Technical College, which declared bankruptcy during the reporting period, detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,725 $9,803 $9,739 $9,938 $10,035 $10,424 $10,743 $10,752 $10,234 $10,609 $10,829 Bloomberg 1-6 Year Municipal Bond Index $10,000 $10,146 $10,147 $10,340 $10,520 $10,944 $11,289 $11,329 $10,927 $11,337 $11,547 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 2.75% sales charge) -0.73% 0.20% 0.80% Class M (without 2.75% sales charge) 2.07% 0.76% 1.08% Bloomberg 1-6 Year Municipal Bond Index 1.86% 1.08% 1.45% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,616,258,868
Holdings Count | shares	992
Advisory Fees Paid, Amount	$ 5,232,813
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,616,258,868
Number of Holdings	992
Total Advisory Fee	$5,232,813
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 30.8 Transportation 21.4 Health Care 16.0 Electric Utilities 7.2 Special Tax 6.5 Housing 5.9 Education 5.3 Others(Individually Less Than 5%) 6.9 100.0 AAA 11.6 AA 41.8 A 37.2 BBB 5.6 BB 0.6 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 11.6 AA - 41.8 A - 37.2 BBB - 5.6 BB - 0.6 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.2 New York 10.9 Illinois 7.4 California 4.5 Georgia 4.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity® Municipal Income Fund
Trading Symbol	FHIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income Fund	$ 44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

.•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg 3+ Year Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality health care and higher education bonds that outperformed as credit spreads tightened. An overweight in bonds from Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the state of California and New York City, further aided the relative return.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to the fund's performance versus the index.
•Pricing factors meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Exposure to municipal private-activity bonds issued for a wood pellet company to fund a project in Mississippi also hurt, as the company declared Chapter 11 bankruptcy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Municipal Income Fund $10,000 $10,331 $10,330 $11,019 $11,108 $12,052 $12,609 $12,968 $11,648 $12,478 $12,684 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,367 $10,389 $11,029 $11,161 $12,073 $12,754 $12,970 $11,745 $12,545 $12,655 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Municipal Income Fund 1.65% 1.03% 2.41% Bloomberg 3+ Year Municipal Bond Index 0.88% 0.95% 2.38% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,644,604,098
Holdings Count | shares	1,404
Advisory Fees Paid, Amount	$ 19,980,904
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,644,604,098
Number of Holdings	1,404
Total Advisory Fee	$19,980,904
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.1 Transportation 23.0 Health Care 16.0 Special Tax 10.8 Education 9.9 Others(Individually Less Than 5%) 12.2 100.0 AAA 4.9 AA 33.8 A 41.6 BBB 9.5 BB 1.6 B 0.6 CCC,CC,C 0.0 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.9 AA - 33.8 A - 41.6 BBB - 9.5 BB - 1.6 B - 0.6 CCC,CC,C - 0.0 Not Rated - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 13.6 New York 9.3 Pennsylvania 7.1 New Jersey 7.0 Texas 5.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Limited Term Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class C
Trading Symbol	FCSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 128	1.27%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the fiscal year.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Underweights in bonds backed by the higher-rated states, including California, Washington and Massachusetts, further contributed.
•Pricing factors boosted relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, holdings in bonds from Pittsburgh Technical College, which declared bankruptcy during the reporting period, detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class C $10,000 $10,001 $9,859 $9,982 $10,001 $10,309 $10,547 $10,479 $9,901 $10,263 $10,476 Bloomberg 1-6 Year Municipal Bond Index $10,000 $10,146 $10,147 $10,340 $10,520 $10,944 $11,289 $11,329 $10,927 $11,337 $11,547 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 0.34% 0.03% 0.47% Class C 1.34% 0.03% 0.47% Bloomberg 1-6 Year Municipal Bond Index 1.86% 1.08% 1.45% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,616,258,868
Holdings Count | shares	992
Advisory Fees Paid, Amount	$ 5,232,813
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,616,258,868
Number of Holdings	992
Total Advisory Fee	$5,232,813
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 30.8 Transportation 21.4 Health Care 16.0 Electric Utilities 7.2 Special Tax 6.5 Housing 5.9 Education 5.3 Others(Individually Less Than 5%) 6.9 100.0 AAA 11.6 AA 41.8 A 37.2 BBB 5.6 BB 0.6 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 11.6 AA - 41.8 A - 37.2 BBB - 5.6 BB - 0.6 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.2 New York 10.9 Illinois 7.4 California 4.5 Georgia 4.4
Fidelity Advisor Limited Term Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class I
Trading Symbol	FISHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the fiscal year.
•Credit-quality positioning also helped. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Underweights in bonds backed by the higher-rated states, including California, Washington and Massachusetts, further contributed.
•Pricing factors boosted relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, holdings in bonds from Pittsburgh Technical College, which declared bankruptcy during the reporting period, detracted from the relative result.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class I $10,000 $10,102 $10,059 $10,277 $10,410 $10,838 $11,200 $11,241 $10,730 $11,151 $11,411 Bloomberg 1-6 Year Municipal Bond Index $10,000 $10,146 $10,147 $10,340 $10,520 $10,944 $11,289 $11,329 $10,927 $11,337 $11,547 Bloomberg Municipal Bond Index $10,000 $10,330 $10,356 $10,920 $11,060 $11,893 $12,513 $12,703 $11,620 $12,364 $12,494 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 2.33% 1.04% 1.33% Bloomberg 1-6 Year Municipal Bond Index 1.86% 1.08% 1.45% Bloomberg Municipal Bond Index 1.05% 0.99% 2.25% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,616,258,868
Holdings Count | shares	992
Advisory Fees Paid, Amount	$ 5,232,813
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,616,258,868
Number of Holdings	992
Total Advisory Fee	$5,232,813
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 30.8 Transportation 21.4 Health Care 16.0 Electric Utilities 7.2 Special Tax 6.5 Housing 5.9 Education 5.3 Others(Individually Less Than 5%) 6.9 100.0 AAA 11.6 AA 41.8 A 37.2 BBB 5.6 BB 0.6 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 11.6 AA - 41.8 A - 37.2 BBB - 5.6 BB - 0.6 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.2 New York 10.9 Illinois 7.4 California 4.5 Georgia 4.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Expense reductions
  Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Expense reductions
  Operating expenses

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec